Investment Securities - Trading and Other Securities (Details 5) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Trading securities
Other trading securities	$ 3,000,000		$ 2,000,000
Trading securities	3,000,000		12,000,000
Minimum disclosure of Unrealized losses on certain available-for-sale securities	1,000,000
Net unrealized and realized gains (losses) on trading securities
Net unrealized gains (losses) on trading and other securities held at period end	0	$ 3,000,000
Net realized gains (losses) on trading and other securities sold or redeemed	0	0
Total	0	$ 3,000,000
Corporate debt
Trading securities
Trading securities	1,000,000		10,000,000
Commercial mortgage-backed securities (“CMBS”)
Trading securities
Trading securities	$ 2,000,000		$ 2,000,000